Financial Instruments Carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Positive fair value movement from using reasonable possible alternatives
Securities:
Debt securities	[1]	€ 237	€ 308
Commercial mortgage-backed securities	[1]	13	17
Mortgage and other asset-backed securities	[1]	10	11
Corporate, sovereign and other debt securities	[1]	214	280
Equity securities	[1]	102	78
Derivatives:
Credit	[1]	261	207
Equity	[1]	74	36
Interest related	[1]	660	798
Foreign Exchange	[1]	64	56
Other	[1]	222	110
Loans	[1]	475	458
Other	[1]	0	0
Total	[1]	2,094	2,052
Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	[1]	219	276
Commercial mortgage-backed securities	[1]	13	17
Mortgage and other asset-backed securities	[1]	9	11
Corporate, sovereign and other debt securities	[1]	197	248
Equity securities	[1]	74	77
Derivatives:
Credit	[1]	127	105
Equity	[1]	36	33
Interest related	[1]	339	337
Foreign Exchange	[1]	46	24
Other	[1]	61	105
Loans	[1]	394	387
Other	[1]	0	0
Total	[1]	€ 1,294	€ 1,343

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table